Schedule of condensed interim consolidated statements of cash flows (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Net cash from operating activities	$ (2,126,571)	$ (1,650,940)
Net cash used in investing activities	(761,791)	(130,358)
Net cash used in financing activities	474,128	1,943,470
Foreign exchange in translation of foreign operations	(317,619)	$ (107,740)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Net cash from operating activities	(2,094,897)
Net cash used in investing activities	(787,484)
Net cash used in financing activities	526,726
Foreign exchange in translation of foreign operations	(290,836)
Reclassification [Member]
IfrsStatementLineItems [Line Items]
Net cash from operating activities	271
Net cash used in investing activities
Net cash used in financing activities
Foreign exchange in translation of foreign operations	(271)
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Net cash from operating activities	(31,946)
Net cash used in investing activities	25,694
Net cash used in financing activities	(52,598)
Foreign exchange in translation of foreign operations	$ (26,512)